UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2009

(Unaudited)

Shares	Description	Value

	EQUITIES - 98.3%
	CHINA - 68.8%

	Commodities - 11.5%
1,350,000	Aluminum Corporation of China Ltd. “H” (1)	$1,473,668
2,582,000	Angang New Steel Co. Ltd. “H” (1)	4,850,797
352,000	Anhui Conch Cement Co. Ltd. “H” (1)	2,345,895
3,099,000	China Metal Recycling Holdings Ltd. (2)	3,430,871
3,555,000	China National Materials Co. Ltd. “H” (2)	3,045,813
1,664,000	China Resources Cement Holding Ltd. (2)	837,362
6,094,000	China Shanshui Cement Group	4,552,778
2,478,522	CSG Holding Co. Ltd. “B”	2,152,303
1,138,000	Jiangxi Copper Co. Ltd. “H” (1)	2,546,167
6,302,000	Sinofert Holdings Ltd. (1)	2,797,257
2,208,000	Yanzhou Coal Mining Co. Ltd. “H”	3,185,197
2,902,000	Zijin Mining Group Co. Ltd. “H”	2,849,558

		34,067,666

	Consumption - 12.9%
2,766,000	Anta Sports Products Ltd.	3,429,818
2,365,000	China Mengniu Dairy Co. Ltd. (2)	6,054,361
74,700	Ctrip.com International Ltd. (ADR)	4,391,613
2,782,000	Dongfeng Motor Group Co. Ltd. “H”	2,957,875
11,207,000	GOME Electrical Appliances Holdings Ltd. (1) (2)	2,993,334
5,736,000	Guangzhou Pharmaceutical Co. Ltd. “H”	2,701,454
56,976	Mindray Medical International Ltd. (ADR)	1,859,697
67,300	New Oriental Education & Technology Group, Inc. (ADR) (2)	5,414,285
1,766,038	Ports Design Ltd.	4,411,648
3,328,000	Xinyi Glass Holdings Co. Ltd.	2,336,026
224,900	Yantai Changyu Pioneer Wine Company Ltd. “B”	1,441,672

		37,991,783

	Energy - 9.7%
3,390,000	China Petroleum & Chemical Corp. “H” (1)	2,882,575
1,461,500	China Shenhua Energy Co. Ltd. “H”	6,383,414
4,420,000	CNOOC Ltd.	5,942,723
4,070,000	CNPC Hong Kong Ltd.	3,224,470
6,352,000	Fushan International Energy Group Ltd. (2)	4,261,960
3,832,000	PetroChina Co. Ltd. “H”	4,331,368
3,570,000	Sinopec Shanghai Petrochemical Co. Ltd. “H” (2)	1,487,874

		28,514,384

	Financials - 21.5%
3,302,000	Bank of China Ltd. “H”	1,738,332
9,152,000	China CITIC Bank “H”	6,034,377
12,156,000	China Construction Bank “H”	9,709,052
1,790,000	China Everbright Ltd.	4,069,625
2,145,000	China Life Insurance Co. Ltd. “H”	9,341,069
3,388,999	China Merchants Bank Co. Ltd. “H” (1)	7,556,326
1,238,000	China Resources Land Ltd. (1)	2,712,401
1,531,400	China Taiping Insurance Holdings Co. Ltd. (1) (2)	4,100,174
15,939,000	Industrial & Commercial Bank of China Ltd. “H”	12,010,730
1,708,000	PICC Property & Casualty Co. Ltd. “H” (1) (2)	1,174,656
625,500	Ping An Insurance (Group) Co. of China Ltd. “H”	4,963,613

		63,410,355

	Machinery & Engineering - 1.6%
2,697,000	Zhuzhou CSR Times Electric Co. Ltd. “H”	4,691,010

	Miscellaneous - 0.1%
119,200	Sinopharm Medicine Holding Co., Ltd. “H” (2)	302,074

	Real Estate - 2.6%
2,294,441	China Overseas Land & Investment Ltd. (1)	4,961,882
1,910,500	KWG Property Holding Ltd.	1,235,038
1,736,500	Sino-Ocean Land Holdings Ltd. “H”	1,572,923

		7,769,843

	Technology - 2.1%
2,820,000	AAC Acoustic Technologies Holdings, Inc.	3,081,967
6,938,000	Lenovo Group Ltd.	3,088,509

		6,170,476

	Telecommunication - 4.5%
782,000	China Mobile (Hong Kong) Ltd.	7,628,235
11,718,000	China Telecom Corp. Ltd. “H”	5,533,884

		13,162,119

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2009

(Unaudited)

Shares	Description	Value

	Transportation - 1.8%
872,000	China Merchants Holdings International Co. Ltd.	$2,891,646
1,872,000	China Shipping Development Co. Ltd. “H”	2,367,159

		5,258,805

	Utilities - 0.5%
666,599	China Resources Power Holdings Co. Ltd.	1,549,940

	Total China	202,888,455

	HONG KONG - 24.7%
	Consumption - 0.8%
349,200	Esprit Holdings Ltd.	2,343,004

	Financials - 10.1%
1,984,500	BOC Hong Kong Holdings Ltd.	4,353,069
259,600	Hang Seng Bank Ltd.	3,741,566
228,500	Hong Kong Exchanges & Clearing Ltd.	4,142,457
1,976,000	Industrial & Commercial Bank of China (Asia) Ltd.	4,472,105
1,087,000	New World Development Co. Ltd.	2,339,489
519,000	Sun Hung Kai Properties Ltd.	7,647,667
317,500	Wing Hang Bank Ltd.	3,123,770

		29,820,123

	Machinery & Engineering - 2.6%
9,423,200	China State Construction International Holdings Ltd.	3,684,143
4,684,000	Techtronic Industries Company Ltd. (1)	3,886,184

		7,570,327

	Miscellaneous - 2.8%
208,000	Hutchison Whampoa Ltd.	1,501,616
6,758,000	Shun Tak Holdings Ltd. (1)	5,127,327
1,750,000	Skyworth Digital Holdings Ltd.	810,640
533,600	Wynn Macau Ltd. (2)	694,020

		8,133,603

	Real Estate - 3.5%
403,000	Cheung Kong Holdings Ltd.	5,114,167
9,669,000	K. Wah International Holdings Ltd.	3,168,916
386,000	Wharf Holdings Ltd.	2,049,522

		10,332,605

	Telecommunication - 2.1%
383,600	Tencent Holdings Ltd.	6,241,503

	Transportation - 2.8%
1,243,000	MTR Corp. Ltd. (1)	4,314,385
799,000	Orient Overseas International Ltd.	4,082,606

		8,396,991

	Total Hong Kong	72,838,156

	SINGAPORE - 1.8%
	Financials - 1.8%
3,359,000	Yanlord Land Group Ltd.	5,435,236

	TAIWAN - 3.0%
	Commodities - 1.6%
2,618,952	Far Eastern Textile Ltd.	3,071,248
494,000	Taiwan Fertilizer Co. Ltd.	1,767,139

		4,838,387

	Technology - 1.4%
77,100	Epistar Corp. (GDR), 144A (2)	1,188,111
1,226,000	Formosa Epitaxy, Inc.	1,889,645
235,990	Innolux Display Corp.	300,236
318,585	Novatek Microelectronics Corp. Ltd.	753,156

		4,131,148

	Total Taiwan	8,969,535

	Total Equities (cost $231,017,589)	290,131,382

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2009

(Unaudited)

	SHORT-TERM INVESTMENT - 1.3%
	Money Market Fund (3) - 1.3%
3,761,051	Morgan Stanley USD Liquid Cash Reserve, 0.01% (cost $3,761,051)	$3,761,051

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 9.4%
	Money Market Fund (3) - 9.4%
27,856,890	State Street Navigator Securities Lending Prime, 0.35% (cost $27,856,890)	27,856,890

	Total Investments (cost $262,635,530) - 109.0%	321,749,323
	Liabilities, in excess of cash and other assets - (9.0%)	(26,527,837)

	Net Assets - 100.0%	$295,221,486

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A Securities are deemed to be liquid.

(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $26,495,136; cash collateral of $27,856,890 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at September 30, 2009.

Aggregate cost for federal income tax purposes was $266,020,005 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$64,807,855
Gross unrealized depreciation	(9,078,537)

Net unrealized appreciation	$55,729,318

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Equities
China	$202,051,093	$837,362	$—
Hong Kong	72,838,156	—	—
Singapore	5,435,236	—	—
Taiwan	7,781,424	—	1,188,111
Money Market Funds	31,617,941	—	—

Total - Investments in Securities	$319,723,850	$837,362	$1,188,111
Other Financial Instruments	—	—	—

Total	$319,723,850	$837,362	$1,188,111

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/08	$2,012,851
Realized gain (loss)	(1,726,651)
Change in unrealized appreciation (depreciation)	2,168,580
Net purchases (sales)	(1,266,669)
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$1,188,111

Industry Diversification

As of September 30, 2009

(Unaudited)

Percentage of Net Assets
EQUITIES

Commodities	13.1%
Consumption	13.7
Energy	9.7
Financials	33.4
Machinery & Engineering	4.2
Miscellaneous	2.9
Real Estate	6.1
Technology	3.5
Telecommunication	6.6
Transportation	4.6
Utilities	0.5

TOTAL EQUITIES	98.3
Short-Term Investment	1.3
Investment of Cash Collateral from Securities Loaned	9.4

TOTAL INVESTMENTS	109.0
Liabilities in excess of cash and other assets	(9.0)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independant pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRIAN CORRIS
Brian Corris
President and Principal Executive Officer

Date October 27, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 27, 2009

*	Print the name and title of each signing officer under his or her signature.